Management Long-Term Cash Incentive Plan	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Compensation Related Costs [Abstract]
Management Long-Term Cash Incentive Plan

12. Management Long-Term Cash Incentive Plan

On August 28, 2015, the Company’s Board of Directors approved a Long-Term Cash Incentive Plan (“LTCIP”) for certain employees. Under the LTCIP, employees receive cash payments upon achievement of certain performance metrics determined based on a three-year rolling performance period. The Company had executed individual agreements with employees to pay certain incentives upon achievement of the plan conditions at the end of each three-year performance period.

In connection with its IPO, the Company offered certain employees (excluding its named executive officers) who were eligible to receive cash bonuses under the Company’s LTCIP and/or Talent Retention Incentive Program (as amended, the “TRIP”) the opportunity to elect to receive restricted stock units (“RSUs”) under its 2020 Omnibus Incentive Compensation Plan in lieu of cash payouts under the LTCIP and/or TRIP, through the LTCIP/TRIP Award RSU Conversion Program (the “RSU Conversion Program”). The expense related to the LTCIP and TRIP awards elected to be exchanged in the RSU Conversion Program amounted to $607 and $421, respectively. The number of RSUs granted to employees that elected to participate in the RSU Conversion Program is determined as a percentage of the employee’s target bonus under the LTCIP or TRIP, and amounted to 602,490 and 348,911 RSUs on behalf of the LTCIP and TRIP conversion, respectively, at a grant date fair value of $14.00. If an employee elected not to participate in the RSU Conversion Program, the LTCIP or TRIP award will continue under its existing terms and conditions.

The accrual activity, payments, removal due to divestitures and balances related to the LTCIP are as follows:

Description	Current Liabilities	Long-Term Liabilities
Balance at March 27, 2020	$11,488	$2,439
Reclassification	1,004	(1,004)
Payments	(11,096)	—
RSU conversion	(640)	—
Removal due to divestiture	(378)	(398)
Accruals	(284)	(843)

Balance at December 25, 2020	$94	$194

The current and long-term portion of the liabilities associated with the LTCIP is included within accrued expenses and other current liabilities and other long-term liabilities in the Company’s unaudited consolidated balance sheets, respectively.

11. Management Long-Term Incentive Plan

On August 28, 2015 the Company’s Board of Directors approved a Long-Term Cash Incentive Plan (“LTIP”) for certain employees. Under the LTIP, employees receive cash payments upon achievement of certain performance metrics determined based on a three-year rolling performance period. The Company had executed individual agreements with employees to pay certain incentives upon achievement of the plan conditions at the end of each three-year performance period. The accrual activity, payments, and balances related to the LTIP are as follows:

	Current Liabilities	Long-Term Liabilities
Balance as of March 30, 2018	$9,390	$16,118
Reclassification	11,773	(11,773)
Payments	(9,887)	—
Accruals	5,839	6,759

Balance as of March 29, 2019	17,115	11,104
Reclassification	9,707	(9,706)
Payments	(17,836)	—
Accruals	2,502	1,041

Balance as of March 27, 2020	$11,488	$2,439

The current and long-term portion of the liabilities associated with the LTIP is included within accrued expenses and other current liabilities and other long-term liabilities in the Company’s consolidated balance sheets, respectively.